Segmented information - Information on Operations by Geographic Area (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	CAD 1,027,855	CAD 941,614
Property, plant and equipment	3,873,684	3,278,422
Intangible assets	77,963	54,011
Canada
Segment Reporting Information [Line Items]
Revenue	86,977	92,267
Property, plant and equipment	592,598	590,580
Intangible assets	40,186	25,601
United States
Segment Reporting Information [Line Items]
Revenue	940,878	849,347
Property, plant and equipment	3,281,086	2,687,842
Intangible assets	CAD 37,777	CAD 28,410